Debt - Schedule of the outstanding borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Add: fair value of embedded derivative in convertible notes	$ 60	$ 0
Less: unamortized debt discounts and issuance costs	(219)	(250)
Total debt	31,983	9,749
Line of credit and current portion of long-term debt	148	1,353
Long-term portion of term debt	25,649	8,396
Convertible notes, net – related party	6,186	0
PreClose Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	25,300	0
Eastward Term Loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	0	8,000
Convertible Notes Rleated Party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	6,345	0
TD Brcs Line Of Credit [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	0	1,069
SVB Term Loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	0	398
ACOA Term Loans [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 497	$ 532